Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Total amounts of taxable temporary differences relating to investments in subsidiaries and associates and joint ventures for which deferred tax liabilities are not recognized	¥ 25,349	¥ 24,066